NOTES PAYABLE (Detail Textuals) (USD $)	9 Months Ended
	Sep. 30, 2012 Loan	Dec. 31, 2011
Joint Venture Note
Debt Type [Line Items]
Fixed rate	5.81%
Federal Home Loan Bank Advances
Debt Type [Line Items]
Number of fixed-rate FHLB advances	5
FHLB advances	$ 25,000,000
Weighted average rate	2.61%	2.87%
FHLB advances collateralized pledged	$ 43,997,000	$ 47,316,000